SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Nov. 30, 2019
Significant Accounting Policies [Abstract]
Statement of compliance

Statement of compliance

These consolidated financial statements, including comparatives, have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and Interpretations issued by the International Financial Reporting Interpretations Committee (“IFRIC”).

Financial instruments

On December 1, 2018, the Company adopted IFRS 9 Financial Instruments which replaced IAS 39, Financial Instruments: Classification and Measurement. IFRS 9 provides a revised model for recognition and measurement of financial instruments and a single, forward-looking ‘expected loss’ impairment model.  IFRS 9 also includes significant changes to hedge accounting.   The Company adopted the standard retrospectively.  IFRS 9 did not impact the Company’s classification and measurement of financial assets and liabilities.

The following summarizes the significant changes in IFRS 9 compared to the previous standard:

• IFRS 9 uses a single approach to determine whether a financial asset is classified and measured at amortized cost or fair value. The classification and measurement of financial assets is based on the Company’s business models for managing its financial assets and whether the contractual cash flows represent solely payments for principal and interest. The change did not impact the carrying amounts of any of the Company’s financial assets on the transition date. Prior periods were not restated and no material changes resulted from adopting this new standard.

•The adoption of the new “expected credit loss” impairment model under IFRS 9, as opposed to an incurred credit loss model under IAS 39, had no impact on the carrying amounts of our financial assets on the transition date.

Revenue Recognition

On December 1, 2018, the Company adopted IFRS 15, Revenue from Contracts with Customers which replaced IAS 18, Revenue, IAS 11, Construction Contracts, and related interpretations, and establishes a comprehensive framework for determining whether revenue should be recognized, and if so, how much and when revenue should be recognized.

The Company has adopted IFRS 15 using the cumulative effect method (without practical expedients), which requires that the effect of initially applying this standard be recognized at the date of initial application, which is December 1, 2018, and that the information for the year ended November 30, 2018 is presented as previously reported.  The adoption of this standard did not have a material impact on the Company’s consolidated financial statements, and as a result, there was no adjustment made to deficit on December 1, 2018.

Although no adjustments were required in applying IFRS 15 to prior periods, the new standard is expected to impact the manner in which revenue is recognized in the future.  Under IFRS 15, revenue is recognized when a customer obtains control of the goods or services. Accounting policies have been updated to reflect the terminology required by IFRS 15, however, the content and the application thereof has not changed.  The Company’s main source of revenue continues to be derived from software games; however, due to IFRS 15, the Company is changing its revenue recognition policy in regards to any revenue it may derive from animation production services.

The details of the nature of the changes to previous accounting policies in relation to the Company’s various revenue generating arrangements are set out below:

Type of service or products	Nature, timing of satisfaction of performance obligations, significant payment terms	Nature of change in accounting policy
Animation production services

The Company has determined that for animation production service work, the customer controls the output throughout the production process.  Every production is made to the individual customer’s specifications and if the contract is terminated by the customer, the Company is entitled to be reimbursed for any costs incurred to date, and any prepaid commitments made plus the agreed contractual mark up.  As a result, revenue from such contracts and the associated costs are recognized over time - i.e. as the project is being produced, prior to it being delivered to the customer.

The Company may choose to incur costs in order to secure a contract.  Such costs will be capitalized and amortized over the period in which revenue is recognized.

The Company previously recognized revenue on a percentage of completion basis over time based on costs incurred to total expected costs, and will continue to do so.

In the event that costs to secure a contract are incurred, the policy will be updated to reflect the appropriate treatment of the contract asset.

Basis of presentation

Basis of presentation

The consolidated financial statements of the Company have been prepared on an accrual basis and are based on historical costs, except for certain financial assets and liabilities, including derivative instruments that are measured at fair value.  The consolidated financial statements are presented in Canadian dollars unless otherwise noted.

These consolidated financial statements include the accounts of the Company and its subsidiaries at the end of the reporting period as follows:

	Incorporation	Percentage owned
		2019	2018
Liquid Media Group (Canada) Ltd. (“Liquid Canada”)	Canada	100%	100%
Companies owned by Liquid Canada:
Majesco Entertainment Company (“Majesco)	USA	51%	51%

On January 9, 2018, Liquid Canada acquired 51% of the shares of Majesco Entertainment Company (“Majesco”), a Nevada corporation.  The Company is a provider of video game products primarily for the mass-market consumer. (Note 5)

All significant intercompany accounts and transactions between the Company and its subsidiaries have been eliminated upon consolidation.

Non-controlling interest represents the portion of a subsidiary’s earnings and losses and net assets that is not held by the Company.  If losses in a subsidiary applicable to a non-controlling interest exceed the non-controlling interest in the subsidiary’s equity, the excess is allocated to the non-controlling interest except to the extent that the majority has a binding obligation and is able to cover the losses.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with IFRS requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported revenues and expenses during the period.

Although management uses historical experience and its best knowledge of the amount, events or actions to form the basis for judgments and estimates, actual results may differ from these estimates.

The most significant accounts that require estimates as the basis for determining the stated amounts include the valuation of convertible debentures, the valuation of investments in films and intangible assets including goodwill, the valuation of investments in equity instruments, the valuation of share-based compensation and other equity based payments and derivative liability, and the valuation of expected credit loss.

Significant judgements includes the determination of functional currency, assessments over level of control or influence over companies, and the recoverability and measurement of deferred tax assets.

Critical judgment exercised in applying accounting policies that have the most significant effect on the amounts recognized in the financial statements is as follows:

Level of control or influence over companies

The accounting for investments in other companies can vary depending on the degree of control and influence over those other companies.  Management is required to assess at each reporting date the Company’s control and influence over these other companies.  Management has used its judgment to determine which companies are controlled and require consolidation and those which are significantly influenced and require equity accounting.  The Company has considered its ownership position in Waterproof Studios Inc. (“Waterproof”) to constitute significant influence up to February 28, 2019 and thereafter does not have the ability to influence the key operating activities of the entity due to ongoing disputes.  Accordingly, as of March 1, 2019 the Company has accounted for its investment under fair value through profit or loss (Note 10 and 11).

Functional currency

The functional currency of the Company and its subsidiaries is the United States dollar (“USD”); however, determination of functional currency may involve certain judgments to determine the primary economic environment which is re-evaluated for each new entity or if conditions change.  The Company’s functional currency changed from the Canadian dollar (“CAD”) on September 1, 2018 as a result of the Company being listed on the Nasdaq and management determining that all future financings will be completed in USD.

Income taxes

In assessing the probability of realizing income tax assets, management makes estimates related to expectation of future taxable income, applicable tax opportunities, expected timing of reversals of existing temporary differences and the likelihood that tax positions taken will be sustained upon examination by applicable tax authorities. In making its assessments, management gives additional weight to positive and negative evidence that can be objectively verified.

Information about assumptions and estimation uncertainties that have a significant risk of resulting in material adjustments are as follows:

Valuation of share-based compensation, derivatives, and convertible features

The Company uses the Black-Scholes Option Pricing Model for valuation of share-based compensation and other equity based payments. Option pricing models require the input of subjective assumptions including expected price volatility, interest rate, and forfeiture rate. Changes in the input assumptions can materially affect the fair value estimate and the Company’s earnings and equity reserves.

Valuation of intangible assets including goodwill

Goodwill and intangible assets are tested for impairment at each reporting date.  Management first reviews qualitative factors in determining if an impairment needs to be recorded.  Quantitative factors are then used to calculate the amount of impairment, if needed.  Goodwill and intangibles resulted from a business acquisition.  Intangibles were valued based on estimated discounted cash flows.

Valuation of investment in equity instrument

The Company values its equity instruments in private companies at fair value at each reporting date.  The determination of fair value is based on estimates made by management on the expected earnings before income, taxes, and amortization multiplied by a reasonable factor for the appropriate industry applicable to the private company.

Valuation of expected credit loss

Loans receivables are assessed for an estimated credit loss at each reporting date.  The estimated loss is determined based on management’s knowledge of the debtor and their ability to repay the loan.  As the current debtors’ are private entities, management must rely on assertions provided to them from the debtor to make their estimates.

Valuation of convertible debentures

The equity portion of the convertible debenture is calculated using a discounted cash flow method which requires management to make an estimate on an appropriate discount rate.

Foreign currency translation

Foreign currency translation

The functional currency of an entity is the currency of the primary economic environment in which the entity operates. The functional currency of the Company and Liquid Canada changed from the CAD to the USD dollar effective September 1, 2018.  The functional currency of Majesco is the USD.  The functional currency of Waterproof is the CAD. The functional currency determinations were conducted through an analysis of the consideration factors identified in IAS 21, The Effects of Changes in Foreign Exchange Rates.

Transactions in currencies other than USD are recorded at exchange rates prevailing on the dates of the transactions. At the end of each reporting period, monetary assets and liabilities denominated in foreign currencies are translated at the period end exchange rate while non-monetary assets and liabilities in foreign currencies are translated at historical rates.  Revenues and expenses are translated at the average exchange rates approximating those in effect during the reporting period.

For the purposes of presenting consolidated financial statements, the assets and liabilities of the Company’s USD operations are translated into CAD at the exchange rate at the reporting date.  The income and expenses are translated using average rate.  Foreign currency differences that arise on translation for consolidation purposes are recognized in other comprehensive income (loss).

Financial instruments

Financial instruments

Financial assets

On initial recognition, financial assets are recognized at fair value and are subsequently classified and measured at: (i) amortized cost; (ii) fair value through other comprehensive income (“FVOCI”); or (iii) fair value through profit or loss (“FVTPL”). The classification of financial assets is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics. A financial asset is measured at fair value net of transaction costs that are directly attributable to its acquisition except for financial assets at FVTPL where transaction costs are expensed. All financial assets not classified and measured at amortized cost or FVOCI are measured at FVTPL. On initial recognition of an equity instrument that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment’s fair value in other comprehensive income.

The classification determines the method by which the financial assets are carried on the statement of financial position subsequent to inception and how changes in value are recorded. Receivables and loans receivable are measured at amortized cost with subsequent impairments recognized in profit or loss. Cash, restricted cash, and investment in equity instruments are classified as FVTPL.

Impairment

An ‘expected credit loss’ impairment model applies which requires a loss allowance to be recognized based on expected credit losses. The estimated present value of future cash flows associated with the asset is determined and an impairment loss is recognized for the difference between this amount and the carrying amount as follows: the carrying amount of the asset is reduced to estimated present value of the future cash flows associated with the asset, discounted at the financial asset’s original effective interest rate, either directly or through the use of an allowance account and the resulting loss is recognized in profit or loss for the period.

In a subsequent period, if the amount of the impairment loss related to financial assets measured at amortized cost decreases, the previously recognized impairment loss is reversed through profit or loss to the extent that the carrying amount of the investment at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized.

For the years presented, the Company did not record an expected credit loss on its accounts receivable; however, an expected credit loss of $145,431 was recorded on its loans receivable as at November 30, 2019 (2018 - $Nil).

Financial liabilities

Financial liabilities are designated as either: (i) fair value through profit or loss; or (ii) other financial liabilities. All financial liabilities are classified and subsequently measured at amortized cost except for financial liabilities at FVTPL. The classification determines the method by which the financial liabilities are carried on the statement of financial position subsequent to inception and how changes in value are recorded. Accounts payable and accrued liabilities, due to related parties, loans payable, and convertible debentures are classified as other financial liabilities and carried on the statement of financial position at amortized cost.  Derivative liabilities are measured at FVTPL.

Investment in associates

Investment in associates

The Company’s investment in associates was accounted for using the equity method of accounting.  An associate is an entity in which the Company has significant influence and which is neither a subsidiary nor a joint venture.

Under the equity method, the investment in the associate is carried in the statement of financial position at cost.  The statement of loss reflects the share of the results of operations of the associate until significant influence ceases. Where there has been a change recognized directly in the equity of the associate, the Company recognizes its share of any changes and discloses this, when applicable, in the statement of changes in shareholders’ equity (deficiency).  Profits and losses resulting from transactions between the Company and the associate are eliminated to the extent of the interest in the associate.

Associates are those entities in which the Company has significant influence, but not control, over the financial and operating policies.  Significant influence is presumed to exist when the Company holds between 20 and 50 percent of the voting power of another entity.  Investments in associates are accounted for using the equity method (equity accounted investees) and are recognized initially at cost.  The financial statements include the Company’s share of the income and expenses and equity movements of equity accounted investees, after adjustments to align the accounting policies with those of the Company from the date that significant influence or joint control commences, until the date that significant influence or joint control ceases.  When the Company’s share of losses exceeds its interest in an equity accounted investee, the carrying amount of that interest, including any long-term investments, is reduced to nil, and the recognition of further losses is discontinued, except to the extent that the Company has obligations, or has made payments on behalf of the investee.  The Company used the equity method of accounting for its 49% investment in Waterproof  until significant influence ceased on March 1, 2019 and for its 50% investment in Household Pests (Note 10).

Equipment

Equipment

Equipment is stated at historical cost less accumulated depreciation and accumulated impairment losses.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. All other repairs and maintenance are charged to profit or loss during the financial period in which they are incurred.

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized in profit or loss.

Assets under construction are not depreciated until available for their intended use.

Depreciation is charged over the estimated useful lives using the declining balance method as follows:

Computer equipment	30%

Intangible assets

Intangible assets

The Company has intangible assets from business acquisitions and development of gaming content. The amortization method, useful life and residual values are assessed annually and the assets are tested for impairment annually, or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Amortization expense is recorded on a straight-line basis beginning with the month the corresponding assets are available for use and over the estimated useful lives provided below:

Video game catalogues	15 years
Brands	indefinite

Upon retirement or disposal, the cost of the asset disposed of and the related accumulated amortization are removed from the accounts and any gain or loss is reflected in profit and loss.  Expenditures for repairs and maintenance are expensed as incurred.

Video game catalogues

The video game catalogues are made up of a diverse variety of games, ranging in age and popularity.  The catalogues are unique due to the diverse nature of the products within the catalogues, making it difficult to assign a useful life. The useful life of 15 years represents management’s view of the expected period over which the Company expects benefits from the acquired gaming content packaged as catalogues. The election of this useful life is supported by internal game titles still producing revenue at this age.

Video game development expenditures, including the cost of material, direct labour, and other direct costs are recognized as an intangible asset when the following recognition requirements are met:

• the development costs can be measured reliably;

• the project is technically and commercially feasible;

• the Group intends to and has sufficient resources to complete the project;

• the Group has the ability to use or sell the software, and

• the software will generate probable future economic benefits.

Video games being developed are amortized once development is complete and the game starts to generate income.

Brand

Through the acquisition of Majesco (Note 5), the Company acquired the “Majesco Entertainment” brand which was determined to have an indefinite life.

Goodwill

Goodwill

Goodwill is deemed to have an indefinite life and is not amortized but is subject to, at a minimum, annual impairment tests.  The Company assesses the impairment of goodwill on an annual basis or whenever events or changes in circumstances indicate that the fair value is less than its carrying value.  Impairment is tested at the cost center level by comparing the fair value of a cost center with its carrying amount including goodwill.  If the carrying amount of the cost center exceeds its fair value, goodwill of the cost center is considered impaired and the second step of the test is performed to determine the amount of impairment loss, if any.

Impairment of non-financial assets

Impairment of non-financial assets

The carrying amount of the Company’s non-financial assets is reviewed at each reporting date to determine whether there is any indication of impairment. If such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss. An impairment loss is recognized whenever the carrying amount of an asset or its cash generating unit exceeds its recoverable amount. Impairment losses are recognized in profit or loss.

The recoverable amount of assets is the greater of an asset’s fair value less cost to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects the current market assessments of the time value of money and the risks specific to the asset. For an asset that does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the cash-generating unit to which the asset belongs.

An impairment loss is only reversed if there is an indication that the impairment loss may no longer exist and there has been a change in the estimates used to determine the recoverable amount, however, not to an amount higher than the carrying amount that would have been determined had no impairment loss been recognized in previous years.

Assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment.

Business combinations

Business combinations

Business combinations are accounted for using the acquisition method.  The cost of an acquisition is measured as the aggregate of the consideration transferred, measured at acquisition date fair value, and the amount of any non-controlling interest in the acquiree.  For each business combination, the acquirer measures the non-controlling interest in the acquiree either at fair value or at the proportionate share of the acquiree’s identifiable new assets.  Acquisition costs incurred are expensed.

Derivative Liability

Derivative liability

Share purchase warrants outstanding during the years ended November 30, 2019 and 2018 met the criteria of a derivative instrument liability because they were exercisable in a currency other than the functional currency of the Company and thus did not meet the “fixed-for-fixed” criteria. As a result, the Company was required to separately account for the warrants as a derivative instrument liability recorded at fair value and marked-to-market each period with the changes in the fair value each period charged or credited to loss. Changes in fair value are recognized as gain/loss on derivative liability until the warrants are exercised or expire.

Convertible debentures

Convertible debentures

The Company’s convertible debenture was classified as a liability, less the portion relating to the conversion feature which is classified as a component of equity.  As a result, the recorded liability to repay the convertible notes is lower than its face value.  The liability was initially recorded at fair value and subsequently at amortized cost using the effective interest rate method; the liability is accreted to the face value over the term of the convertible debenture.

Share capital

Share capital

Financial instruments issued by the Company are classified as equity only to the extent that they do not meet the definition of a financial liability or financial asset. The Company’s common shares, share warrants, and options are classified as equity instruments.

Incremental costs directly attributable to the issue of new shares or options are recognized as a deduction from equity, net of tax.

Valuation of equity units issued in private placements:

The Company has adopted a residual value method with respect to the measurement of shares and warrants issued as private placement units. The residual value method first allocates value to the more easily measurable component based on fair value and then the residual value, if any, to the less easily measurable component.

The fair value of the common shares issued in private placements is determined to be the more easily measurable component as they are valued at their fair value which is determined by the closing price on the issuance date.  The remaining balance, if any, is allocated to the attached warrants. Any fair value attributed to the warrants is recorded to reserves.

Loss per share

Loss per share

Basic and diluted loss per share is computed by dividing net loss available to common shareholders by the weighted-average number of shares outstanding during the reporting period.  If applicable, diluted income per share is computed similar to basic income per share except that the weighted average shares outstanding are increased to include additional shares for the assumed exercise of share options, warrants, and convertible debentures, if dilutive.  The number of additional shares is calculated by assuming that outstanding share options and warrants were exercised and that the proceeds from such exercises were used to acquire common shares at the average market price during the reporting periods.  For the years presented, this calculation proved to be anti-dilutive.

Share-based compensation

Share-based compensation

The Company grants stock options to buy common shares of the Company to directors, officers and consultants.

All share-based payments made to employees and non-employees are measured and recognized using the Black-Scholes option pricing model. For employees, the fair value of the options is measured at grant date. For non-employees, the fair value of the options is measured on the earlier of the date at which the counterparty performance is complete, the date the performance commitment is reached, or the date at which the equity instruments are granted if they are fully vested and non-forfeitable. Share-based payments to non-employees are measured at the fair value of the goods or services received or the fair value of the equity instruments issued, if it is determined the fair value of the goods or services cannot be reliably measured, and are recorded at the date the goods or services are received. Stock options that vest over time are recognized using the graded vesting method. Share based compensation is recognized as an expense with a corresponding increase in reserves. At each financial reporting period, the amount recognized as expense is adjusted to reflect the number of share options expected to vest. If and when the stock options are ultimately exercised, the applicable amounts of reserves are transferred to share capital.

Where the terms of a stock option are modified, the minimum expense recognized is the expense as if the terms had not been modified. An additional expense is recognized for any modification which increases the total fair value of the stock-based compensation arrangement or is otherwise beneficial to the employee as measured at the date of modification over the remaining vesting period.

Revenue recognition

Revenue recognition

Animation production services

Revenue from animation production services provided is recognized when the services have been provided and control of the deliverable has been transferred to the customer.  Revenue collected prior to it being earned is recorded as deferred revenue and recognized as the related services are provided.  Management estimates the pace of revenue recognition based on contract milestones and determination of when it considered the revenue to be earned.  The Company’s arrangements with customers are evidenced by contracts with customers.  Any costs incurred to secure a contract will be capitalized and amortized over the period in which the revenue is recognized.

Software games

Revenue from sales of interactive software games on game consoles and PCs are recognized as revenue when games are purchased by a customer.

Sales of the Company’s games are made by third party gaming platform companies pursuant to license agreements, and these gaming platform companies retain an agreed upon portion of sales as fees.  The Company reports revenues related to these arrangements net of the fees retained by the gaming platform companies, as the Company has determined that the gaming platform companies are considered the primary obligors to the end consumers for the sale of the games.

Royalties and licenses

Royalties and licenses

Royalty-based obligations with content licensors are either paid in advance and capitalized as prepaid royalties or are accrued as incurred and subsequently paid.  These royalty-based obligations are generally expensed to cost of sales at the contractual rate based on a percentage of the revenue earned.

Income taxes

Income taxes

Current income tax

Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date, in the country where the Company operates and generates taxable income.

Deferred income tax

Deferred income tax is provided for based on temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes. The carrying amount of deferred income tax assets is reviewed at the end of each reporting period and recognized only to the extent that it is probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized.

Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

Deferred income tax assets and deferred income tax liabilities are offset, if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred income taxes relate to the same taxable entity and the same taxation authority.

Current income and deferred tax relating to items recognized directly in other comprehensive income or equity is recognized in other comprehensive income or equity and not in profit or loss. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Accounting pronouncements not yet adopted

Accounting pronouncements not yet adopted

A number of new standards, amendments to standards and interpretations applicable to the Company are not yet effective for the year ended November 30, 2019 and have not been applied in preparing these consolidated financial statements.

c) IFRS 16 – Leases:  specifies how an IFRS reporter will recognize, measure, present and disclose leases.  The standard provides a single lessee accounting model, requiring lessees to recognize assets and liabilities for all leases unless the lease term is 12 months or less or the underlying asset has a low value.  Lessors continue to classify leases as operating or finance, with IFRS 16’s approach to lessor accounting substantially unchanged from its predecessor, IAS 17. The standard was issued in January 2016 and is effective for annual periods beginning on or after January 1, 2019.  Management does not anticipate this standard will have a significant impact on the Company’s consolidated financial statements.

d) IFRIC 23 – Uncertainty Over Income Tax Treatments:  clarifies how to apply the recognition and measurement requirements in IAS 12 when there is uncertainty over income tax treatments. It is effective for annual periods beginning on or after January 1, 2019 with early adoption permitted.  Management does not anticipate this standard having a material effect on the Company’s consolidated financial statements.

Other accounting standards or amendments to existing accounting standards that have been issued but have future effective dates are either not applicable or are not expected to have a significant impact on the Company’s consolidated financial statements.